THE HUNTINGTON FUNDS

HUNTINGTON DIVIDEND CAPTURE FUND

CLASS A SHARES

CLASS C SHARES

INSTITUTIONAL SHARES

HUNTINGTON SITUS FUND

CLASS A SHARES

CLASS C SHARES

INSTITUTIONAL SHARES

SUPPLEMENT DATED JANUARY 10, 2014 TO THE HUNTINGTON DIVIDEND
CAPTURE FUND AND HUNTINGTON SITUS FUNDS’ PROSPECTUS DATED
DECEMBER 13, 2013

PLEASE REPLACE THE LAST SENTENCE APPEARING IN ITALICS IN THE SECTION
“SALES CHARGES — CLASS C SHARES” ON PAGE 24 OF THE FUNDS’ PROSPECTUS
WITH THE FOLLOWING:

For purposes of the deferred sales charge, we use the effective date for each individual purchase.

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